Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies.
Schedule of contractual obligation

	Research and	Property and
Year	Development	Other Leases	Total
October 1 through December 31, 2023	$21,000	$33,841	$54,841
2024	46,000	136,917	182,917
2025	46,000	116,250	162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
Total	$205,000	$287,008	$492,008

	Research and	Property and
Year	Development	Other Leases	Total
2023	$46,000	$133,817	$179,817
2024	46,000	136,917	182,917
2025	46,000	116,250	162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
Total	$230,000	$386,984	$616,984